FINANCIAL RISK MANAGEMENT ACTIVITIES - Interest rate risk sensitivity (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Kibali
Disclosure of nature and extent of risks arising from financial instruments [line items]
Proportion of ownership interest in joint venture (in percent)	45.00%	45.00%	45.00%
United States dollar | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase in risk variable		1.00%	1.00%
United States dollar | Joint venture loan receivable | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact on profit (loss) for 1% increase in risk variable	$ 5
United States dollar | Cash and cash equivalents | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact on profit (loss) for 1% increase in risk variable	5	$ 5	$ 3
United States dollar | Borrowings | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact on profit (loss) for 1% increase in risk variable	(4)	$ (1)	$ (1)
Australian dollar | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase in risk variable		1.50%	1.50%
Australian dollar | Cash and cash equivalents | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact on profit (loss) for 1% increase in risk variable	0
Impact on profit (loss) for increase in risk variable		$ 1	$ 1
Australian dollar | Borrowings | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact on profit (loss) for 1% increase in risk variable	0
Impact on profit (loss) for increase in risk variable		$ (1)	$ (1)
South African rand (ZAR/$) | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase in risk variable		1.50%	1.50%
South African rand (ZAR/$) | Cash and cash equivalents | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact on profit (loss) for 1% increase in risk variable	0
Impact on profit (loss) for increase in risk variable		$ 1	$ 1
Argentinean peso | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase in risk variable		2.50%	2.50%
Argentinean peso | Cash and cash equivalents | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact on profit (loss) for 1% increase in risk variable	1
Impact on profit (loss) for increase in risk variable		$ 3	$ 3
Tanzanian shilling (TZS/$) | Borrowings | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact on profit (loss) for 1% increase in risk variable	$ (1)
Impact on profit (loss) for increase in risk variable		$ (2)	$ (1)